MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2011
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

	2009	2010	2011
	As restated1	As restated1
	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	391,052	(354,772)	(14,539,668)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	-	216,861
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	(297)	4,078	2,623
Net transfers to / from non-controlling interest	(297)	4,078	219,484
Change from net income attributable to NBG shareholders and transfers (to) / from non-controling interest	390,755	(350,694)	(14,320,184)
1 See Note 43 for more information